NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Note 9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Note 9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations consist of the following:

	December 31,	December 31,
	2012	2011

Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$15,667,000	$10,880,000
Term loan, PNC	3,748,000	2,000,000
Capital lease obligations	2,060,000	1,871,000
Notes payable to sellers of acquired business	1,376,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	23,851,000	23,047,000
Less: Current portion of notes and capital obligations	(19,211,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$4,640,000	$8,992,000

 PNC Bank N.A. ("PNC")

The Company has a credit facility with PNC (the "Loan Facility"), secured by substantially all of its assets.  Simultaneously with the NTW Acquisition, the Company entered into an amendment to the Loan Facility and paid an amendment fee of $50,000.  The Loan Facility now provides for maximum borrowings of $23,400,000 (increased from $19,000,000) consisting of the following:

(i)	a $18,000,000 revolving loan (includes inventory sub-limit of $12,250,000) and
(ii)	a $5,400,000 term loan.

   NTW is now one of the borrowers/obligors under the Loan Agreement.

The Company borrowed an additional $2,840,000 under the revolving loan as part of the NTW Acquisition. The revolving loan bears interest at (a) the sum of PNC's base commercial lending rate as published from time to time ("PNC Rate") plus 2.00% or (b) the greater of the sum of the Eurodollar rate plus 3.5.  The revolving loan had an interest rate of 5.50% per annum at both December 31, 2012 and 2011, and an outstanding balance of $15,667,000 and $10,880,000, respectively. The maturity date of the revolving loan was extended from November 15, 2013 to November 30, 2016.

Each day, the Company's cash collections are swept directly by the bank to reduce the revolving loans and we then borrow according to a borrowing base. As such, the Company generally has no cash on hand. Because the revolving loans contain a subjective acceleration clause which could permit PNC to require repayment prior to maturity, the loans are classified with the current portion of notes and capital lease obligations.

The Company borrowed an additional $3,900,000 under the term loan as part of the NTW Acquisition.  The maturity date of the term loan was extended from December 2013 to June 2015 and bears interest, at the option of the Company equal to (a) the greater of (i) the sum of the PNC Rate plus 6.5% and (ii) 11.5%, with respect to Domestic Rate Loans or (b) the greater of (i) the sum of the Eurodollar Rate plus 8.5% and (ii) 10.5%, with respect to Eurodollar Rate Loans.  Repayment under the term loan shall consist of 36 consecutive monthly principal installments, the first 35 of which will be in the amount of $150,000 commencing on the first business day of July 2012, with the 36th and final payment of any unpaid balance of principal and interest payable on the first business day of June 2015.  Additionally, there is a mandatory prepayment equal to 50% of Excess Cash Flow (as defined) for each fiscal quarter commencing with the fiscal quarter ended September 30, 2012, payable upon the delivery of the financial statements to PNC for such fiscal period, but no later than 45 days after the end of the fiscal period.   On November 16, 2012 the Company paid approximately $752,000 for the Excess cash Flow. As of December 31, 2012, the amount due for the Excess Cash Flow was calculated as $343,000. At December 31, 2012 and 2011, the balance due under the term loan was $3,748,000 and $2,000,000, respectively.

To the extent that the Company disposes of collateral used to secure the Loan Facility, other than inventory, the Company must promptly repay the draws on the credit facility in the amount equal to the net proceeds of such sale.

The terms of the Loan Facility require that, among other things, the Company maintain certain financial ratios and levels of working capital. As of both December 31, 2012 and 2011, the Company was in compliance with all terms of its credit facility with PNC.

The Loan Facility also is secured by all assets of the Company and the Company's receivables are payable directly into a lockbox controlled by PNC (subject to the terms of the Loan Facility). PNC may use some elements of subjective business judgment in determining whether a material adverse change has occurred in the Company's condition, results of operations, assets, business, properties or prospects allowing it to demand repayment of the Loan Facility.

As of December 31, 2012 the future minimum principal payments for the term loan are as follows

For the year ending	Amount
December 31, 2013	$2,143,000
December 31, 2014	1,605,000
PNC Term Loan Payable	3,748,000
Less: Current portion	(2,143,000)
Long-term portion	$1,605,000

Interest expense related to these credit facilities amounted to approximately $1,006,000 and $918,000 for the years ended December 31, 2012 and 2011, respectively.

On July16, 2012, the Company entered into the 18th amendment to its Credit Facility with PNC.  This amendment allowed for the repayment of $115,000 of our Junior Subordinated Notes (see discussion below).

Capital Leases Payable – Equipment

The Company is committed under several capital leases for manufacturing and computer equipment. All leases have bargain purchase options exercisable at the termination of each lease. Capital lease obligations totaled $2,060,000 and $1,871,000 as of December 31, 2012 and 2011, respectively, with various interest rates ranging from 7.0% to 9.5%.

As of December 31, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the year ending	Amount
December 31, 2013	$900,000
December 31, 2014	613,000
December 31, 2015	397,000
December 30, 2016	293,000
December 31, 2017	142,000
Total future minimum lease payments	2,345,000
Less: imputed interest	(285,000)
Less: current portion	(757,000)
Total Long Term Portion	$1,303,000

Notes Payable - Sellers

As of December 31, 2012 and 2011, the balance owed to the sellers of Welding is:

	December 31,	December 31,
	2012	2011

Former Welding Stockholders	$1,376,000	$1,976,000
Less: Current Portion	(644,000)	(601,000)
Total long-term portion	$732,000	$1,375,000

In connection with the acquisition of Welding on August 24, 2007, the Company incurred a note payable (“Note”) to the former stockholders of Welding.   Our obligation under the Note is subordinate to our indebtedness to PNC.

     The Note and payment terms were adjusted and/or amended several times.  On October 1, 2010, the Company entered into a letter agreement with the former stockholders of Welding.  It was agreed that all interest that had been accrued and not yet paid under prior arrangements would be capitalized into the principal balance of the note, making the new balance of the note $2,397,967.  Payments on the note began on October 1, 2010.  It was further agreed that payments would be made according to the following schedule: equal monthly installments of $40,000 on the first business day of each month until December 31, 2011, followed by equal monthly installments of $60,000 on the first business day of each month commencing on January 1, 2012 and continuing until the entire principal amount of the obligation is paid in full, which is estimated to be in January 2015.  Interest shall accrue at the rate of 7% per annum, and each payment will first apply to interest and then to principal.  At December 31, 2012 and 2011, the balance owed under the note was $1,376,000 and $1,976,000, respectively.

As of December 31, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the year ending	Amount
December 31, 2013	$644,000
December 31, 2014	691,000
December 31, 2015	41,000
Former WMI Stockholders Notes Payable	1,376,000
Less: Current portion	(644,000)
Long-term portion	$732,000

Interest expense related to notes payable to the former stockholder was $119,000 and $149,000 for the year ended December 31, 2012 and 2011, respectively.

Junior Subordinated Notes

In 2008, the Company sold in a series of private placements to accredited investors $5,545,000 of principal in junior subordinated notes, together with 983,324 shares of its common stock  and 207,600 shares of Series B Convertible Preferred Stock (“Series B Preferred”), for a total purchase price of $5,545,000. The notes bear interest at the rate of 1% per month (or 12% per annum).

In the first quarter ended March 31, 2009, the Company sold in a private placement to accredited investors, an additional $445,000 of principal in notes together with 35,600 shares of our Series B Preferred for a total purchase price of $445,000.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred which commenced in September 2008, the Company issued to Taglich Brothers, Inc. ("Taglich"), as placement agent, a junior subordinated note in the principal amount of $510,000 and 39,640 shares of Series B Preferred. The terms of the note issued to Taglich are identical to the notes.  In addition, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich.   In connection with the amounts raised in 2009, the Company issued Taglich 3,560 shares of Preferred Series B and issued to Taglich a note on the same terms as the Junior Subordinated Notes referred to above for commission of $44,500.

In conjunction with the Private Placement of our common stock to raise money for the NTW Acquisition, we solicited the holders of our Junior Subordinated Notes to convert their notes to Common Stock at a price of $6.00 per share.  On June 29, 2012, we issued 867,461 shares of our common stock in exchange for approximately $5,204,000 of our Junior Subordinated Notes. On July 26, 2012, we repaid $115,000 of our Junior Subordinated Notes along with the accrued interest thereon of approximately $1,000.

The due dates of the remaining notes were extended from November 18, 2013 to mature on November 30, 2016 and are subordinated to the Company's obligations to PNC.

The balance owed at December 31, 2012 and 2011 amounted to $1,000,000 and $6,320,000, respectively.

  Interest expense amounted to $439,000 and $777,000 for the years ended December 31, 2012 and 2011, respectively.